Taxes - Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 3,469,300	$ 2,913,055
Addition	591,395	720,097
Less: Reversal		(163,852)
Balance at end of the year	$ 4,060,695	$ 3,469,300